AST SMALL-CAP GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
	Shares	Value
Long-Term Investments — 98.7%
Common Stocks — 95.6%
Aerospace & Defense — 0.9%
AAR Corp.*	61,732	$2,211,240
AeroVironment, Inc.*	14,882	1,240,564
Axon Enterprise, Inc.*	12,246	1,417,474
Kratos Defense & Security Solutions, Inc.*	286,634	2,912,201
Mercury Systems, Inc.*	21,936	890,602
		8,672,081
Air Freight & Logistics — 0.5%
Forward Air Corp.	49,350	4,454,331
Airlines — 0.3%
JetBlue Airways Corp.*	223,270	1,480,280
Sun Country Airlines Holdings, Inc.*(a)	82,228	1,119,123
		2,599,403
Auto Components — 1.0%
Gentherm, Inc.*	14,888	740,380
Visteon Corp.*(a)	90,804	9,630,672
		10,371,052
Banks — 3.3%
Customers Bancorp, Inc.*	118,139	3,482,738
First Bancorp	65,727	2,404,294
First Interstate BancSystem, Inc. (Class A Stock)	74,726	3,015,194
National Bank Holdings Corp. (Class A Stock)	42,578	1,574,960
Pacific Premier Bancorp, Inc.(a)	121,278	3,754,767
Prosperity Bancshares, Inc.	45,859	3,057,878
Silvergate Capital Corp. (Class A Stock)*	12,899	971,940
Texas Capital Bancshares, Inc.*	28,561	1,685,956
Triumph Bancorp, Inc.*	18,286	993,844
Umpqua Holdings Corp.	124,574	2,128,970
United Community Banks, Inc.	53,860	1,782,766
Veritex Holdings, Inc.	73,419	1,952,211
Webster Financial Corp.	48,713	2,201,827
Wintrust Financial Corp.	44,711	3,646,182
		32,653,527
Beverages — 1.6%
Celsius Holdings, Inc.*(a)	75,785	6,872,184
Duckhorn Portfolio, Inc. (The)*	382,720	5,522,649
MGP Ingredients, Inc.	28,660	3,042,546
Zevia PBC (Class A Stock)*(a)	130,007	561,630
		15,999,009
Biotechnology — 8.8%
Abcam PLC (United Kingdom)*	153,244	2,288,198
ACADIA Pharmaceuticals, Inc.*	122,352	2,001,679
Agios Pharmaceuticals, Inc.*	59,560	1,684,357
Alkermes PLC*	32,018	714,962
Allogene Therapeutics, Inc.*(a)	80,676	871,301
Allovir, Inc.*	59,065	466,023
Annexon, Inc.*	54,846	338,948
Apellis Pharmaceuticals, Inc.*	87,634	5,985,402
	Shares	Value
Common Stocks (continued)
Biotechnology (cont’d.)
Argenx SE (Netherlands), ADR*	2,933	$1,035,496
BioAtla, Inc.*	37,582	289,381
BioCryst Pharmaceuticals, Inc.*	189,030	2,381,778
Bioxcel Therapeutics, Inc.*	32,176	380,320
Blueprint Medicines Corp.*	33,193	2,187,087
Chinook Therapeutics, Inc.*	79,501	1,562,990
Crinetics Pharmaceuticals, Inc.*	96,123	1,887,856
Cytokinetics, Inc.*	175,383	8,497,306
Equillium, Inc.*(a)	241,230	535,531
Fate Therapeutics, Inc.*(a)	72,852	1,632,613
Galapagos NV (Belgium), ADR*	19,013	810,714
Gossamer Bio, Inc.*(a)	64,186	768,948
Halozyme Therapeutics, Inc.*	131,332	5,192,867
IGM Biosciences, Inc.*(a)	23,348	530,934
Imago Biosciences, Inc.*(a)	99,257	1,493,818
Immunocore Holdings PLC (United Kingdom), ADR*(a)	43,873	2,059,399
Insmed, Inc.*	44,513	958,810
Intellia Therapeutics, Inc.*	14,294	799,892
IVERIC bio, Inc.*	97,399	1,747,338
Karuna Therapeutics, Inc.*(a)	18,237	4,102,048
Kezar Life Sciences, Inc.*	168,668	1,452,231
Krystal Biotech, Inc.*	22,955	1,599,964
Kura Oncology, Inc.*	99,072	1,353,324
Kymera Therapeutics, Inc.*	31,107	677,199
Lyell Immunopharma, Inc.*	74,900	549,017
MannKind Corp.*(a)	385,080	1,189,897
MeiraGTx Holdings PLC*	53,046	446,117
Merus NV (Netherlands)*	37,897	759,077
Mirum Pharmaceuticals, Inc.*	52,345	1,099,768
Neurocrine Biosciences, Inc.*	12,906	1,370,746
Nurix Therapeutics, Inc.*	46,171	601,608
Nuvalent, Inc. (Class A Stock)*	62,006	1,205,397
Opthea Ltd. (Australia), ADR*(a)	118,966	736,400
PMV Pharmaceuticals, Inc.*	28,842	343,220
Prelude Therapeutics, Inc.*	36,275	239,778
Recursion Pharmaceuticals, Inc. (Class A Stock)*	67,742	720,775
Relay Therapeutics, Inc.*(a)	135,140	3,023,082
Repare Therapeutics, Inc. (Canada)*	27,696	335,952
Replimune Group, Inc.*	130,279	2,249,918
Sana Biotechnology, Inc.*	57,810	346,860
SpringWorks Therapeutics, Inc.*(a)	100,023	2,853,656
Twist Bioscience Corp.*(a)	47,799	1,684,437
Ultragenyx Pharmaceutical, Inc.*	34,632	1,434,111
United Therapeutics Corp.*	9,650	2,020,517
Xencor, Inc.*(a)	42,529	1,104,903
Xenon Pharmaceuticals, Inc. (Canada)*	111,550	4,026,955
Zentalis Pharmaceuticals, Inc.*(a)	41,524	899,410
		87,530,315
Building Products — 1.2%
AAON, Inc.	41,469	2,234,350
AZEK Co., Inc. (The)*	246,933	4,104,026
Simpson Manufacturing Co., Inc.(a)	36,774	2,883,081
Trex Co., Inc.*	30,439	1,337,490
A1

AST SMALL-CAP GROWTH PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
	Shares	Value
Common Stocks (continued)
Building Products (cont’d.)
Zurn Elkay Water Solutions Corp.	53,110	$1,301,195
		11,860,142
Capital Markets — 1.9%
Focus Financial Partners, Inc. (Class A Stock)*	123,926	3,904,908
GCM Grosvenor, Inc. (Class A Stock)	234,269	1,848,382
Hamilton Lane, Inc. (Class A Stock)	68,803	4,101,347
Houlihan Lokey, Inc.	22,275	1,679,089
Moelis & Co. (Class A Stock)(a)	70,041	2,368,086
Open Lending Corp. (Class A Stock)*	162,372	1,305,471
Trinity Capital, Inc.(a)	75,684	948,321
WisdomTree Investments, Inc.	625,485	2,927,270
		19,082,874
Chemicals — 1.9%
Aspen Aerogels, Inc.*	112,526	1,037,490
Avient Corp.	57,985	1,756,946
Axalta Coating Systems Ltd.*	189,689	3,994,850
Cabot Corp.	21,235	1,356,704
Element Solutions, Inc.	260,364	4,236,122
Ingevity Corp.*	66,435	4,027,954
Livent Corp.*	91,598	2,807,479
		19,217,545
Commercial Services & Supplies — 2.4%
ACV Auctions, Inc. (Class A Stock)*	290,037	2,085,366
Aris Water Solution, Inc. (Class A Stock)(a)	110,722	1,412,813
Boyd Group Services, Inc. (Canada)	19,839	2,498,276
Casella Waste Systems, Inc. (Class A Stock)*	13,206	1,008,806
Clean Harbors, Inc.*	10,920	1,200,982
Driven Brands Holdings, Inc.*	50,461	1,411,899
GFL Environmental, Inc. (Canada)	142,258	3,597,705
Montrose Environmental Group, Inc.*(a)	57,248	1,926,395
Ritchie Bros. Auctioneers, Inc. (Canada)	90,176	5,634,197
Tetra Tech, Inc.	19,944	2,563,402
		23,339,841
Communications Equipment — 1.1%
Calix, Inc.*	79,998	4,891,078
Clearfield, Inc.*	9,730	1,018,147
Digi International, Inc.*	38,930	1,345,810
Extreme Networks, Inc.*	104,926	1,371,383
Harmonic, Inc.*	75,806	990,784
Viavi Solutions, Inc.*(a)	58,596	764,678
		10,381,880
Construction & Engineering — 2.2%
Ameresco, Inc. (Class A Stock)*(a)	96,041	6,384,806
Comfort Systems USA, Inc.	18,668	1,816,956
Dycom Industries, Inc.*	18,366	1,754,504
Fluor Corp.*	44,831	1,115,844
MasTec, Inc.*	31,371	1,992,059
	Shares	Value
Common Stocks (continued)
Construction & Engineering (cont’d.)
NV5 Global, Inc.*(a)	30,050	$3,720,791
Valmont Industries, Inc.	3,073	825,469
WillScot Mobile Mini Holdings Corp.*	104,119	4,199,119
		21,809,548
Construction Materials — 0.2%
Summit Materials, Inc. (Class A Stock)*	62,468	1,496,733
Consumer Finance — 0.3%
PRA Group, Inc.*	83,946	2,758,466
Containers & Packaging — 0.3%
Silgan Holdings, Inc.	81,294	3,417,600
Distributors — 0.2%
Funko, Inc. (Class A Stock)*	110,156	2,227,354
Diversified Consumer Services — 0.7%
Bright Horizons Family Solutions, Inc.*	25,422	1,465,578
Duolingo, Inc.*	20,410	1,943,644
European Wax Center, Inc. (Class A Stock)	176,483	3,256,112
		6,665,334
Diversified Telecommunication Services — 0.3%
Cogent Communications Holdings, Inc.	21,087	1,099,898
Iridium Communications, Inc.*	35,821	1,589,378
		2,689,276
Electrical Equipment — 1.4%
Babcock & Wilcox Enterprises, Inc.*(a)	142,045	906,247
Bloom Energy Corp. (Class A Stock)*	125,195	2,502,648
Enovix Corp.*	45,025	825,534
Regal Rexnord Corp.	22,587	3,170,311
Sensata Technologies Holding PLC	110,601	4,123,205
Shoals Technologies Group, Inc. (Class A Stock)*	128,394	2,766,891
		14,294,836
Electronic Equipment, Instruments & Components — 1.6%
Advanced Energy Industries, Inc.	131,586	10,186,072
Coherent Corp.*	18,650	649,953
Littelfuse, Inc.	12,683	2,519,985
Methode Electronics, Inc.	67,190	2,496,108
		15,852,118
Energy Equipment & Services — 1.4%
Cactus, Inc. (Class A Stock)	131,776	5,064,152
ChampionX Corp.	236,755	4,633,295
ProFrac Holding Corp. (Class A Stock)*(a)	198,386	3,017,451
TETRA Technologies, Inc.*	366,445	1,315,538
		14,030,436
Entertainment — 0.9%
Cinemark Holdings, Inc.*(a)	57,358	694,606
Manchester United PLC (United Kingdom) (Class A Stock)	296,990	3,941,057

A2

AST SMALL-CAP GROWTH PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
	Shares	Value
Common Stocks (continued)
Entertainment (cont’d.)
World Wrestling Entertainment, Inc. (Class A Stock)(a)	66,724	$4,682,023
		9,317,686
Equity Real Estate Investment Trusts (REITs) — 1.2%
Big Yellow Group PLC (United Kingdom)	91,355	1,081,156
National Storage Affiliates Trust	32,357	1,345,404
Ryman Hospitality Properties, Inc.	81,132	5,970,504
STAG Industrial, Inc.	109,601	3,115,956
Terreno Realty Corp.	14,317	758,658
		12,271,678
Food & Staples Retailing — 0.9%
Grocery Outlet Holding Corp.*(a)	109,230	3,636,267
Performance Food Group Co.*(a)	120,535	5,176,978
		8,813,245
Food Products — 1.3%
Freshpet, Inc.*(a)	49,198	2,464,328
Hostess Brands, Inc.*	143,098	3,325,597
Oatly Group AB, ADR*	228,700	601,481
Simply Good Foods Co. (The)*	182,622	5,842,078
Utz Brands, Inc.(a)	35,750	539,825
		12,773,309
Health Care Equipment & Supplies — 7.0%
AtriCure, Inc.*	104,257	4,076,449
Axonics, Inc.*	86,702	6,107,289
CryoPort, Inc.*(a)	128,428	3,128,506
Cutera, Inc.*(a)	51,465	2,346,804
CVRx, Inc.*	3	28
Envista Holdings Corp.*	82,847	2,718,210
Haemonetics Corp.*(a)	37,855	2,802,406
Inari Medical, Inc.*	9,755	708,603
Inspire Medical Systems, Inc.*	49,193	8,725,362
Integer Holdings Corp.*	29,538	1,838,150
Lantheus Holdings, Inc.*	96,062	6,756,040
LivaNova PLC*	30,995	1,573,616
Merit Medical Systems, Inc.*	51,627	2,917,442
Outset Medical, Inc.*	50,698	807,619
PROCEPT BioRobotics Corp.*	63,295	2,624,211
SeaSpine Holdings Corp.*	100,333	569,891
Shockwave Medical, Inc.*	25,702	7,146,955
Silk Road Medical, Inc.*(a)	67,522	3,038,490
STAAR Surgical Co.*	54,618	3,853,300
Tandem Diabetes Care, Inc.*	34,047	1,629,149
TransMedics Group, Inc.*	82,155	3,429,150
Treace Medical Concepts, Inc.*(a)	130,252	2,874,662
		69,672,332
Health Care Providers & Services — 3.1%
Acadia Healthcare Co., Inc.*	45,856	3,585,022
AdaptHealth Corp.*	88,065	1,653,861
AMN Healthcare Services, Inc.*	16,808	1,780,976
Castle Biosciences, Inc.*(a)	27,842	726,119
DocGo, Inc.*(a)	199,702	1,981,044
	Shares	Value
Common Stocks (continued)
Health Care Providers & Services (cont’d.)
Guardant Health, Inc.*	14,784	$795,823
HealthEquity, Inc.*	113,947	7,653,820
LHC Group, Inc.*	13,366	2,187,479
Option Care Health, Inc.*	88,885	2,797,211
Privia Health Group, Inc.*	53,306	1,815,602
R1 RCM, Inc.*	127,607	2,364,558
Surgery Partners, Inc.*(a)	139,744	3,270,010
		30,611,525
Health Care Technology — 0.8%
Allscripts Healthcare Solutions, Inc.*	65,678	1,000,276
Certara, Inc.*	206,313	2,739,836
Definitive Healthcare Corp.*	83,892	1,303,682
Evolent Health, Inc. (Class A Stock)*	80,831	2,904,258
		7,948,052
Hotels, Restaurants & Leisure — 4.4%
BJ’s Restaurants, Inc.*	59,024	1,407,722
Bloomin’ Brands, Inc.(a)	90,816	1,664,657
Churchill Downs, Inc.	28,665	5,278,660
Chuy’s Holdings, Inc.*	49,192	1,140,271
Dave & Buster’s Entertainment, Inc.*(a)	71,263	2,211,291
Everi Holdings, Inc.*	276,976	4,492,551
Genius Sports Ltd. (United Kingdom)*	285,382	1,047,352
Jack in the Box, Inc.	25,335	1,876,563
Lindblad Expeditions Holdings, Inc.*(a)	86,274	583,212
Noodles & Co.*	178,109	837,112
Penn Entertainment, Inc.*	113,758	3,129,483
Planet Fitness, Inc. (Class A Stock)*(a)	78,812	4,544,300
Playa Hotels & Resorts NV*	170,185	990,477
Portillo’s, Inc. (Class A Stock)*(a)	86,213	1,697,534
SeaWorld Entertainment, Inc.*	23,263	1,058,699
Six Flags Entertainment Corp.*(a)	79,045	1,399,096
Texas Roadhouse, Inc.	23,959	2,090,662
Wingstop, Inc.(a)	39,532	4,958,103
Wyndham Hotels & Resorts, Inc.(a)	29,474	1,808,230
Xponential Fitness, Inc. (Class A Stock)*	94,052	1,717,390
		43,933,365
Household Durables — 0.2%
Skyline Champion Corp.*	15,476	818,216
TopBuild Corp.*	8,547	1,408,375
		2,226,591
Independent Power & Renewable Electricity Producers — 0.2%
Sunnova Energy International, Inc.*	79,665	1,759,003
Insurance — 1.7%
BRP Group, Inc. (Class A Stock)*	121,302	3,196,307
Kinsale Capital Group, Inc.	28,747	7,342,559
Palomar Holdings, Inc.*(a)	76,001	6,362,804
		16,901,670
Interactive Media & Services — 0.2%
ZipRecruiter, Inc. (Class A Stock)*	129,432	2,135,628
Internet & Direct Marketing Retail — 0.5%
Vivid Seats, Inc. (Class A Stock)	266,116	2,038,449

A3

AST SMALL-CAP GROWTH PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
	Shares	Value
Common Stocks (continued)
Internet & Direct Marketing Retail (cont’d.)
Xometry, Inc. (Class A Stock)*	57,390	$3,259,178
		5,297,627
IT Services — 5.7%
DigitalOcean Holdings, Inc.*(a)	103,265	3,735,095
Endava PLC (United Kingdom), ADR*	13,136	1,059,156
ExlService Holdings, Inc.*	44,928	6,620,590
Flywire Corp.*	147,613	3,389,194
Grid Dynamics Holdings, Inc.*	69,905	1,309,321
Jack Henry & Associates, Inc.	18,024	3,285,234
Keywords Studios PLC (Ireland)	123,920	3,161,166
Marqeta, Inc. (Class A Stock)*	136,120	969,174
Nuvei Corp. (Canada), 144A*	67,215	1,818,166
Paya Holdings, Inc.*	96,640	590,470
Payoneer Global, Inc.*	451,531	2,731,763
Perficient, Inc.*	39,032	2,537,861
Remitly Global, Inc.*	240,333	2,672,503
Sabre Corp.*	360,629	1,857,239
Shift4 Payments, Inc. (Class A Stock)*(a)	114,141	5,091,830
TaskUS, Inc. (Philippines) (Class A Stock)*	157,087	2,529,101
Thoughtworks Holding, Inc.*	262,251	2,751,013
Wix.com Ltd. (Israel)*	7,269	568,654
WNS Holdings Ltd. (India), ADR*	123,449	10,103,066
		56,780,596
Leisure Products — 1.0%
Acushnet Holdings Corp.(a)	108,151	4,703,487
Brunswick Corp.	47,657	3,119,151
Topgolf Callaway Brands Corp.*	76,452	1,472,465
YETI Holdings, Inc.*(a)	25,003	713,086
		10,008,189
Life Sciences Tools & Services — 2.2%
Adaptive Biotechnologies Corp.*	62,090	442,081
Azenta, Inc.(a)	39,505	1,693,184
Bruker Corp.	50,869	2,699,109
Gerresheimer AG (Germany)	44,920	2,193,258
Maravai LifeSciences Holdings, Inc. (Class A Stock)*	88,075	2,248,555
MaxCyte, Inc.*	181,611	1,180,472
Medpace Holdings, Inc.*(a)	19,503	3,065,287
NanoString Technologies, Inc.*	33,742	430,885
NeoGenomics, Inc.*	85,394	735,242
Oxford Nanopore Technologies PLC (United Kingdom)*	207,386	584,979
Repligen Corp.*(a)	14,287	2,673,241
Syneos Health, Inc.*	79,986	3,771,340
		21,717,633
Machinery — 3.1%
Altra Industrial Motion Corp.	27,088	910,699
Astec Industries, Inc.	16,696	520,748
Chart Industries, Inc.*(a)	99,730	18,385,225
Evoqua Water Technologies Corp.*	277,560	9,178,909
Hydrofarm Holdings Group, Inc.*	116,687	226,373
	Shares	Value
Common Stocks (continued)
Machinery (cont’d.)
Shyft Group, Inc. (The)	47,172	$963,724
		30,185,678
Marine — 0.1%
Kirby Corp.*	14,187	862,144
Media — 0.3%
Magnite, Inc.*	100,414	659,720
Nexstar Media Group, Inc.	14,467	2,413,819
		3,073,539
Metals & Mining — 0.7%
ATI, Inc.*	105,230	2,800,170
Carpenter Technology Corp.	72,990	2,272,909
MP Materials Corp.*	78,153	2,133,577
		7,206,656
Mortgage Real Estate Investment Trusts (REITs) — 0.1%
Hannon Armstrong Sustainable Infrastructure Capital, Inc.(a)	16,974	508,032
Multiline Retail — 0.8%
Ollie’s Bargain Outlet Holdings, Inc.*(a)	149,804	7,729,886
Oil, Gas & Consumable Fuels — 3.6%
Callon Petroleum Co.*(a)	33,799	1,183,303
Cameco Corp. (Canada)	126,859	3,363,032
Chesapeake Energy Corp.(a)	27,129	2,555,823
Civitas Resources, Inc.	11,060	634,733
Denbury, Inc.*	28,270	2,438,570
Excelerate Energy, Inc. (Class A Stock)(a)	114,561	2,680,727
Golar LNG Ltd. (Cameroon)*	81,909	2,041,172
Magnolia Oil & Gas Corp. (Class A Stock)	178,203	3,530,202
Matador Resources Co.(a)	193,341	9,458,242
Northern Oil & Gas, Inc.(a)	58,131	1,593,371
Ovintiv, Inc.	51,799	2,382,754
Range Resources Corp.	26,251	663,100
Ranger Oil Corp. (Class A Stock)(a)	80,256	2,524,051
Southwestern Energy Co.*	132,337	809,903
		35,858,983
Personal Products — 0.9%
Beauty Health Co. (The)*(a)	108,591	1,280,288
BellRing Brands, Inc.*(a)	164,694	3,394,343
elf Beauty, Inc.*	90,761	3,414,429
Thorne HealthTech, Inc.*(a)	112,861	533,833
		8,622,893
Pharmaceuticals — 2.1%
Amylyx Pharmaceuticals, Inc.*	57,847	1,628,393
ANI Pharmaceuticals, Inc.*	49,065	1,576,949
Arvinas, Inc.*	52,784	2,348,360
Collegium Pharmaceutical, Inc.*	151,673	2,429,801
DICE Therapeutics, Inc.*	64,745	1,313,029
Harmony Biosciences Holdings, Inc.*	29,704	1,315,590
Intra-Cellular Therapies, Inc.*	22,264	1,035,944
Ocular Therapeutix, Inc.*	173,668	720,722

A4

AST SMALL-CAP GROWTH PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
	Shares	Value
Common Stocks (continued)
Pharmaceuticals (cont’d.)
Optinose, Inc.*	131,606	$481,678
Pacira BioSciences, Inc.*	75,839	4,033,876
Reata Pharmaceuticals, Inc. (Class A Stock)*(a)	59,467	1,494,406
Supernus Pharmaceuticals, Inc.*	32,916	1,114,207
Ventyx Biosciences, Inc.*	31,311	1,093,067
		20,586,022
Professional Services — 2.0%
CACI International, Inc. (Class A Stock)*	11,024	2,877,926
Exponent, Inc.	41,843	3,668,376
First Advantage Corp.*	126,294	1,620,352
FTI Consulting, Inc.*	14,343	2,376,779
HireRight Holdings Corp.*	85,744	1,308,453
KBR, Inc.(a)	98,424	4,253,885
Sterling Check Corp.*(a)	58,305	1,028,500
TriNet Group, Inc.*	41,437	2,951,143
		20,085,414
Road & Rail — 0.5%
Knight-Swift Transportation Holdings, Inc.	61,858	3,026,712
Saia, Inc.*	7,737	1,470,030
		4,496,742
Semiconductors & Semiconductor Equipment — 3.0%
Ambarella, Inc.*	11,160	626,969
Axcelis Technologies, Inc.*	37,018	2,241,810
Credo Technology Group Holding Ltd.*(a)	37,881	416,691
FormFactor, Inc.*	11,846	296,742
Impinj, Inc.*(a)	72,752	5,822,343
Lattice Semiconductor Corp.*	67,643	3,328,712
MACOM Technology Solutions Holdings, Inc.*	187,524	9,711,868
Maxeon Solar Technologies Ltd.*	60,857	1,446,571
MaxLinear, Inc.*	61,767	2,014,839
PDF Solutions, Inc.*	39,556	970,309
SkyWater Technology, Inc.*(a)	74,815	572,335
Universal Display Corp.	23,760	2,241,756
		29,690,945
Software — 8.3%
ACI Worldwide, Inc.*	113,622	2,374,700
Alkami Technology, Inc.*	179,378	2,699,639
Alteryx, Inc. (Class A Stock)*	43,676	2,438,868
Box, Inc. (Class A Stock)*(a)	105,975	2,584,730
Braze, Inc. (Class A Stock)*	71,141	2,477,841
Clear Secure, Inc. (Class A Stock)*	64,438	1,473,053
Clearwater Analytics Holdings, Inc. (Class A Stock)*(a)	51,123	858,355
CyberArk Software Ltd.*(a)	45,975	6,893,491
DoubleVerify Holdings, Inc.*	106,205	2,904,707
Elastic NV*	31,473	2,257,873
EngageSmart, Inc.*	75,637	1,564,930
Everbridge, Inc.*	37,137	1,146,791
	Shares	Value
Common Stocks (continued)
Software (cont’d.)
Expensify, Inc. (Class A Stock)*	82,661	$1,229,996
Five9, Inc.*	24,433	1,831,986
ForgeRock, Inc. (Class A Stock)*(a)	37,944	551,326
Gitlab, Inc. (Class A Stock)*(a)	41,309	2,115,847
HashiCorp, Inc. (Class A Stock)*(a)	12,986	418,019
Jamf Holding Corp.*(a)	170,117	3,769,793
Model N, Inc.*(a)	87,908	3,009,091
nCino, Inc.*	67,742	2,310,680
Paycor HCM, Inc.*(a)	138,587	4,096,632
Paylocity Holding Corp.*	22,123	5,344,474
Procore Technologies, Inc.*	46,591	2,305,323
Q2 Holdings, Inc.*	91,159	2,935,320
Rapid7, Inc.*(a)	107,343	4,605,015
Smartsheet, Inc. (Class A Stock)*	46,255	1,589,322
Sprout Social, Inc. (Class A Stock)*(a)	67,077	4,070,232
Sumo Logic, Inc.*(a)	289,113	2,168,347
Telos Corp.*(a)	131,750	1,171,257
Tenable Holdings, Inc.*	83,340	2,900,232
Varonis Systems, Inc.*	243,441	6,456,055
		82,553,925
Specialty Retail — 2.2%
Arhaus, Inc.*(a)	103,438	729,238
Boot Barn Holdings, Inc.*	8,795	514,156
Children’s Place, Inc. (The)*(a)	26,139	807,434
Five Below, Inc.*	32,770	4,511,446
Leslie’s, Inc.*	241,792	3,556,760
Murphy USA, Inc.	9,507	2,613,569
National Vision Holdings, Inc.*(a)	145,088	4,737,123
Petco Health & Wellness Co., Inc.*(a)	361,339	4,032,543
		21,502,269
Technology Hardware, Storage & Peripherals — 0.8%
Corsair Gaming, Inc.*	87,248	990,265
Pure Storage, Inc. (Class A Stock)*	127,478	3,489,073
Super Micro Computer, Inc.*	63,200	3,480,424
		7,959,762
Textiles, Apparel & Luxury Goods — 0.7%
Crocs, Inc.*	7,468	512,753
On Holding AG (Switzerland) (Class A Stock)*	83,548	1,340,945
Skechers USA, Inc. (Class A Stock)*	115,160	3,652,875
Tapestry, Inc.	55,253	1,570,843
		7,077,416
Thrifts & Mortgage Finance — 0.3%
Essent Group Ltd.	28,454	992,191
Walker & Dunlop, Inc.	19,236	1,610,630
		2,602,821
Trading Companies & Distributors — 1.3%
Applied Industrial Technologies, Inc.	44,704	4,594,677
Boise Cascade Co.	34,059	2,025,148
Core & Main, Inc. (Class A Stock)*	96,403	2,192,204

A5

AST SMALL-CAP GROWTH PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
	Shares	Value
Common Stocks (continued)
Trading Companies & Distributors (cont’d.)
Herc Holdings, Inc.	36,818	$3,824,654
		12,636,683

Total Common Stocks (cost $1,024,122,522)		946,811,640
Exchange-Traded Funds — 3.1%
iShares Russell 2000 Growth ETF	46,916	9,692,376
Vanguard Small-Cap Growth ETF	92,127	17,976,742
Vanguard Small-Cap Value ETF	17,213	2,468,344

Total Exchange-Traded Funds (cost $42,440,757)		30,137,462

Total Long-Term Investments (cost $1,066,563,279)		976,949,102
Short-Term Investments — 14.6%
Affiliated Mutual Fund — 13.1%
PGIM Institutional Money Market Fund (cost $130,079,654; includes $129,800,169 of cash collateral for securities on loan)(b)(we)	130,165,817	130,074,701
Unaffiliated Funds — 1.5%
BlackRock Liquidity FedFund (Institutional Shares)	6,144,449	6,144,449
Dreyfus Government Cash Management (Institutional Shares)	8,786,605	8,786,605

Total Unaffiliated Funds (cost $14,931,054)		14,931,054

Total Short-Term Investments (cost $145,010,708)		145,005,755

TOTAL INVESTMENTS—113.3% (cost $1,211,573,987)		1,121,954,857

Liabilities in excess of other assets — (13.3)%		(132,008,505)

Net Assets — 100.0%		$989,946,352

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:
144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
ADR	American Depositary Receipt
ETF	Exchange-Traded Fund
REITs	Real Estate Investment Trust

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $124,857,921; cash collateral of $129,800,169 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(we)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as manager of the PGIM Institutional Money Market Fund.

Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
A6